UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Exchange Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2015 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 9.3%
Boeing Co.	31,528	$4,128,592
General Dynamics Corp.	83,872	11,570,142

		15,698,734
Banks — 4.5%
JPMorgan Chase & Co.	124,728	7,604,666
Beverages — 2.5%
Coca-Cola Co.	104,725	4,201,567
Consumer Finance — 8.8%
American Express Co.	200,568	14,868,106
Diversified Financial Services — 9.9%
Berkshire Hathaway, Inc., Class B (a)	127,112	16,575,405
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	16,950	737,495
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc. (a)	14,874	458,714
Energy Equipment & Services — 5.4%
Schlumberger Ltd.	132,988	9,172,182
Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	27,424	1,778,172
Food Products — 2.1%
Kraft Heinz Co.	17,761	1,253,571
Mondelez International, Inc., Class A	53,285	2,231,043

		3,484,614
Household Products — 3.7%
Procter & Gamble Co.	85,822	6,174,035
Industrial Conglomerates — 2.9%
General Electric Co.	194,970	4,917,143
IT Services — 3.9%
Visa, Inc., Class A	39,748	2,768,846
Western Union Co.	211,273	3,878,972

		6,647,818
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	29,749	1,021,283
Machinery — 2.3%
Caterpillar, Inc.	58,983	3,855,129

Common Stocks	Shares	Value
Multiline Retail — 5.3%
Target Corp.	114,121	$8,976,758
Oil, Gas & Consumable Fuels — 4.3%
BP PLC — ADR	31,546	964,046
Exxon Mobil Corp.	83,691	6,222,426

		7,186,472
Pharmaceuticals — 18.1%
AstraZeneca PLC — ADR	128,000	4,072,960
Johnson & Johnson	80,592	7,523,263
Merck & Co., Inc.	83,999	4,148,711
Novartis AG — ADR	89,681	8,243,477
Pfizer, Inc.	204,166	6,412,854

		30,401,265
Software — 8.1%
Microsoft Corp.	308,263	13,643,720
Tobacco — 4.9%
Altria Group, Inc.	77,000	4,188,800
Philip Morris International, Inc.	50,136	3,977,289

		8,166,089
Wireless Telecommunication Services — 0.7%
Vodafone Group PLC — ADR	35,155	1,115,820
Total Long-Term Investments (Cost — $25,599,942) — 99.1%		166,685,187

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (b)(c)	1,428,395	1,428,395
Total Short-Term Securities (Cost — $1,428,395) — 0.9%		1,428,395
Total Investments (Cost — $27,028,337*) — 100.0%		168,113,582
Other Assets Less Liabilities — 0.0%		57,550

Net Assets — 100.0%		$168,171,132

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$27,709,564

Gross unrealized appreciation	$140,482,073
Gross unrealized depreciation	(78,055)

Net unrealized appreciation	$140,404,018

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2015	1

Schedule of Investments (concluded)

(a)	Non-income producing security.

(b)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2014	Net Activity	Shares/Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,437,701	(9,306)	1,428,395	$741
BlackRock Liquidity Series, LLC, Money Market Series	—	—	—	$4	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$166,685,187	—	—	$166,685,187
Short-Term Securities	1,428,395	—	—	1,428,395

Total	$168,113,582	—	—	$168,113,582

[1] See above Schedule of Investments for values in each industry.

During the period ended September 30, 2015, there were no transfers between levels.

2	BLACKROCK EXCHANGE PORTFOLIO	SEPTEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	November 23, 2015